UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Fine Capital Partners, L.P.

Address: 590 Madison Avenue
         5th Floor
         New York, New York 10022

13F File Number: 28-11775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Debra Fine
Title:  Manager of the General Partner
Phone:  (212) 492-8200



Signature, Place and Date of Signing:


/s/ Debra Fine                  New York, New York          February 14, 2011
-------------------------    ------------------------     ----------------------
        [Signature]                [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            3

Form 13F Information Table Entry Total:       31

Form 13F Information Table Value Total:    $550,848
                                        (in thousands)


List of Other Included Managers:  0



No.       Form 13F File Number              Name
---       --------------------              ---------------------
1                                           Dekel Partners, L.P.
2                                           Fine Partners I, L.P.
3                                           Noga Partners, L.P.

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2    COLUMN 3   COLUMN 4       COLUMN 5           COLUMN 6    COLUMN 7       COLUMN 8
----------------------------  --------------  ---------  -------- --------------------  -------------- --------  -------------------
                                                           VALUE   SHRS OR   SH/  PUT/    INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP     (X$1000)  PRN AMT   PRN  CALL    DISCRETION   MANAGERS  SOLE  SHARED   NONE
----------------------------  --------------  ---------  -------- ---------  ---  ----  -------------- --------  ---- --------- ----
AK STL HLDG CORP              COM             001547108  10,045     613,600   SH        SHARED-DEFINED   1,2,3    0    613,600   0
ALLIANCE ONE INTL INC         COM             018772103  17,339   4,089,490   SH        SHARED-DEFINED   1,2,3    0  4,089,490   0
CAL DIVE INTL INC DEL         COM             12802T101   6,985   1,231,990   SH        SHARED-DEFINED   1,2,3    0  1,231,990   0
CITIZENS REPUBLIC BANCORP IN  COM             174420109   5,343   8,688,191   SH        SHARED-DEFINED   1,2,3    0  8,688,191   0
COINSTAR INC                  COM             19259P300  23,389     414,400   SH        SHARED-DEFINED   1,2,3    0    414,400   0
COMMERCIAL METALS CO          COM             201723103   7,095     427,662   SH        SHARED-DEFINED   1,2,3    0    427,662   0
COWEN GROUP INC NEW           CL A            223622101  10,854   2,314,200   SH        SHARED-DEFINED   1,2,3    0  2,314,200   0
DANA HLDG CORP                COM             235825205  16,573     963,000   SH        SHARED-DEFINED   1,2,3    0    963,000   0
DUCOMMUN INC DEL              COM             264147109   9,701     445,400   SH        SHARED-DEFINED   1,2,3    0    445,400   0
HORNBECK OFFSHORE SVCS INC N  COM             440543106  39,499   1,891,700   SH        SHARED-DEFINED   1,2,3    0  1,891,700   0
HUNTINGTON BANCSHARES INC     COM             446150104   6,274     913,200   SH        SHARED-DEFINED   1,2,3    0    913,200   0
LIBERTY MEDIA CORP NEW        INT COM SER A   53071M104   6,832     433,200   SH        SHARED-DEFINED   1,2,3    0    433,200   0
LIBERTY MEDIA CORP NEW        CAP COM SER A   53071M302  30,549     488,315   SH        SHARED-DEFINED   1,2,3    0    488,315   0
LIVE NATION ENTERTAINMENT IN  COM             538034109  41,292   3,615,750   SH        SHARED-DEFINED   1,2,3    0  3,615,750   0
MBIA INC                      COM             55262C100  33,684   2,809,300   SH        SHARED-DEFINED   1,2,3    0  2,809,300   0
MBIA INC                      COM             55262C100   6,695     558,400       CALL  SHARED-DEFINED   1,2,3    0    558,400   0
MF GLOBAL HLDGS LTD           COM             55277J108  42,416   5,073,638   SH        SHARED-DEFINED   1,2,3    0  5,073,638   0
MARSHALL & ILSLEY CORP NEW    COM             571837103  16,105   2,327,264   SH        SHARED-DEFINED   1,2,3    0  2,327,264   0
NEW YORK & CO INC             COM             649295102   8,562   1,937,065   SH        SHARED-DEFINED   1,2,3    0  1,937,065   0
PHH CORP                      COM NEW         693320202  36,010   1,555,499   SH        SHARED-DEFINED   1,2,3    0  1,555,499   0
POLYONE CORP                  COM             73179P106  29,983   2,400,545   SH        SHARED-DEFINED   1,2,3    0  2,400,545   0
PZENA INVESTMENT MGMT INC     CLASS A         74731Q103   3,159     429,845   SH        SHARED-DEFINED   1,2,3    0    429,845   0
REGIONS FINANCIAL CORP NEW    COM             7591EP100  10,370   1,481,400   SH        SHARED-DEFINED   1,2,3    0  1,481,400   0
SCHOOL SPECIALTY INC          COM             807863105   3,664     263,000   SH        SHARED-DEFINED   1,2,3    0    263,000   0
SCIENTIFIC GAMES CORP         CL A            80874P109  16,854   1,692,200   SH        SHARED-DEFINED   1,2,3    0  1,692,200   0
STEIN MART INC                COM             858375108   1,495     161,600   SH        SHARED-DEFINED   1,2,3    0    161,600   0
SYNOVUS FINL CORP             COM             87161C105  17,589   6,662,500   SH        SHARED-DEFINED   1,2,3    0  6,662,500   0
WEBSTER FINL CORP CONN        COM             947890109   1,970     100,000   SH        SHARED-DEFINED   1,2,3    0    100,000   0
AIRCASTLE LTD                 COM             G0129K104  16,546   1,583,355   SH        SHARED-DEFINED   1,2,3    0  1,583,355   0
ASSURED GUARANTY LTD          COM             G0585R106  52,693   2,977,000   SH        SHARED-DEFINED   1,2,3    0  2,977,000   0
ASSURED GUARANTY LTD          COM             G0585R106  21,283   1,202,400       CALL  SHARED-DEFINED   1,2,3    0  1,202,400   0







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